Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]
The following table details the exchange rates used for the respective periods:

	December 31,	December 31,	December 31,
	2013	2012	2011

Period end HK$: US$ exchange rate	$7.7679	$7.7514	$7.7681
Average period HK$: US$ exchange rate	$7.7849	$7.7571	$7.7849

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The components of basic and diluted earnings per share consist of the following:

	For the Year		For the Period
	Ended	For the Year	From May 20, 2011
	December 31, 2013	Ended December 31, 2012	(Date of Inception) To December 31, 2011

Net income (loss) for basic earnings per share	$170,351	$(4,383)	$(1,156)
Basic weighted average number of shares	14,960,976	14,295,836	14,295,836
Net income (loss) per share – basic	$0.01	$(0.00)	$(0.00)
Net income (loss) for diluted earnings per share	170,351	(4,383)	(1,156)
Diluted weighted average number of shares	14,960,976	14,295,836	14,295,836
Net loss per share – diluted	$0.01	$(0.00)	$(0.00)